Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Long-term Finance Lease Commitments

	€ million	€ million	€ million	€ million	€ million	€ million
	Future			Future
	minimum			minimum
	lease	Finance	Present	lease	Finance	Present
	payments	Cost	value	payments	cost	value
Long-term finance lease commitments	2018	2018	2018	2017	2017	2017
Buildings(a)	174	57	117	195	75	120
Plant and machinery	13	2	11	11	—	11

	187	59	128	206	75	131
The commitments fall due as follows:
Within 1 year	20	7	13	20	9	11
Later than 1 year but not later than 5 years	71	20	51	68	23	45
Later than 5 years	96	32	64	118	43	75

	187	59	128	206	75	131

(a)	All leased land is classified as operating leases.

Summary of Net Book Value of Property Plant and Equipment Under Lease Agreement

The table below shows the net book value of property, plant and equipment under a number of finance lease agreements.

	€ million	€ million	€ million
		Plant and
Net book value	Buildings	equipment	Total
Cost	216	106	322
Accumulated depreciation	(94)	(95)	(189)

31 December 2018	122	11	133

Cost	206	125	331
Accumulated depreciation	(84)	(108)	(192)

31 December 2017	122	17	139

Summary of Operating Lease and Other Commitments

	€ million	€ million
Long-term operating lease commitments	2018	2017
Land and buildings	1,803	1,885
Plant and machinery	661	569

	2,464	2,454

	€million	€million	€million	€million
	Operating	Operating	Other	Other
	leases	leases	commitments	commitments
Operating lease and other commitments fall due as follows:	2018	2017	2018	2017
Within 1 year	481	418	1,099	1,274
Later than 1 year but not later than 5 years	1,259	1,250	780	935
Later than 5 years	724	786	31	31

	2,464	2,454	1,910	2,240

Summary of Contingent Liabilities

A summary of our contingent liabilities is shown in the table below:

	€ million	€ million
	2018	2017
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties(a)	2,032	2,092
Inputs for PIS and COFINS taxes	52	16
Goodwill amortisation	177	121
Other tax assessments – approximately 600 cases	916	1,095

Total Brazil Tax	3,177	3,324
Brazil other	67	19
Contingent liabilities outside Brazil	414	324

Total contingent liabilities	3,658	3,667

(a)

During 2004, and in common with many other businesses operating in Brazil, one of our Brazilian subsidiaries received a notice of infringement from the Federal Revenue Service in respect of indirect taxes. The notice alleges that a 2001 reorganisation of our local corporate structure was undertaken without valid business purpose. The 2001 reorganisation was comparable with restructurings done by many companies in Brazil. The original dispute was resolved in the courts in the Group’s favour. However, in 2013 a new assessment was raised in respect of a similar matter. Additionally, during the course of 2014 and again in 2017 and in 2018 other notices of infringement were issued based on the same grounds argued in the previous assessments. The total amount of the tax assessments in respect of this matter is €2,032 million (2017: €2,092 million). The judicial process in Brazil is likely to take a number of years to conclude.